other long-term assets - Summary (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
other long-term assets
Pension assets	$ 503	$ 503
Costs incurred to obtain or fulfill a contract with a customer	105	110
Portfolio investments	70	70
Prepaid maintenance	45	55
Real estate joint venture advances	86	69
Real estate joint ventures	5	5
Derivative assets	2	54
Other	103	120
Total	$ 919	$ 986